Offsets - Offset: 1	Mar. 25, 2026 USD ($) shares
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Invesco CurrencyShares Swiss Franc Trust
File Number	333-227848
Initial Filing Date	Oct. 15, 2018
Fee Offset Claimed	$ 16,214.56
Unsold Securities Associated with Fee Offset Claimed | shares	4,500,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 63,739.46
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, when registration fees become due under Rule 456(d), the registration fee for the Shares will be partially offset by the registration fee associated with unsold securities registered pursuant to that certain registration statement on Form S-1 (File No. 333-227848) filed by the Trust on October 15, 2018 (the "Prior Registration Statement"). A registration fee of $169,971.90 was paid in connection with the registration pursuant to the Prior Registration Statement of 8,450,000 Shares, of which 4,500,000 remained unsold as of market close on August 16, 2021, and for which a filing fee of $63,739.46 was previously paid with respect to the unsold Shares. As a result, the following amount (which reflects reductions for any amounts used to offset fees owed in prior years) will be applied to partially offset filing fees due under Rule 456(d) as they become due.